[LOGO]
[THE HARTFORD]

June 8, 2010

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-4644

Attention: Division of Investment Management

Re:	Hartford Life Insurance Company
Separate Account Eleven (“Registrant”)
File No. 333-72042 - PremierSolutions Standard (Series A)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that:

1.

The Prospectus Supplement that would have been filed, on behalf of the Registrant, under paragraph (c) under this section did not differ from that contained in the Registrant’s post-effective amendment no. 30; and

2.	The text of the Registrant’s post-effective amendment no. 30 has been filed electronically with the Securities and Exchange Commission on June 4, 2010.

If you have any questions concerning this filing, please do not hesitate to contact me at (860) 843-5283.

Very truly yours,

/s/ Sadie R. Gordon

Sadie R. Gordon
Counsel